Schedule of Investments (unaudited)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.2%
Communication Services — 4.3%
Diversified Telecommunication Services — 0.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,383,850 (a)
Entertainment — 0.1%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	960,000	960,575
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	270,000	239,938
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	1,520,000	1,165,623
Total Entertainment				2,366,136
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	1,460,000	1,490,788
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	2,350,000	2,073,025 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	6,530,000	5,651,247
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,000	23,967
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	460,000	478,658
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,580,000	1,525,072
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	5,075,013
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,160,000	1,007,701
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,920,000	1,961,836
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,092,756 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	367,750 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	1,030,000	1,127,615
Fox Corp., Senior Notes	5.476%	1/25/39	1,570,000	1,584,670
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,980,000	2,080,932
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,200,000	2,111,765 (a)
Total Media				27,162,007
Wireless Telecommunication Services — 2.4%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	4,559,322 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	18,090,000	13,184,287 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	1,070,000	1,088,977
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,340,000	5,388,134
Sprint LLC, Senior Notes	7.625%	2/15/25	1,643,000	1,649,276
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,313,586
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	3,400,000	3,169,843
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,080,000	2,958,507
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	7,260,000	6,838,683
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	900,000	927,511
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	768,465
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	650,527 (a)
Total Wireless Telecommunication Services				42,497,118

Total Communication Services				74,899,899
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 6.0%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	5,160,000	$5,181,429 (a)
Automobiles — 3.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	127,792
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,891,037
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	199,969
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,460,000	4,376,292
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,743,923
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	241,044
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	7,930,000	8,422,635
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,978,234
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	181,649
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	18,170,000	19,684,234
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	9,680,000	8,953,088
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	10,580,000	9,388,768
Total Automobiles				61,188,665
Broadline Retail — 0.6%
Prosus NV, Senior Notes	3.061%	7/13/31	12,140,000	10,719,003 (a)
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	80,000	76,943 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	1,680,000	1,731,072 (a)
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	510,000	530,251
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,720,000	1,775,609 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	4,380,000	4,687,559 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	1,070,000	1,110,622 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	3,410,000	3,498,009 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,600,000	1,621,410 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,980,000	2,946,483 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	4,840,000	4,702,793 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,324,930 (a)
Total Hotels, Restaurants & Leisure				26,005,681
Household Durables — 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,300,000	1,384,913

Total Consumer Discretionary				104,479,691
Consumer Staples — 1.2%
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	950,000	958,294
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,090,000	1,088,057
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	690,000	674,134
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	710,000	628,840
Total Food Products				2,391,031
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,350,000	1,397,909
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — 0.9%
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,050,000	$4,259,987
Altria Group Inc., Senior Notes	5.950%	2/14/49	6,020,000	6,321,127
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	840,194
BAT Capital Corp., Senior Notes	3.734%	9/25/40	2,740,000	2,181,131
BAT Capital Corp., Senior Notes	7.081%	8/2/53	1,939,000	2,251,702
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	160,000	166,351
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	400,000	415,556
Total Tobacco				16,436,048

Total Consumer Staples				21,183,282
Energy — 7.3%
Oil, Gas & Consumable Fuels — 7.3%
Apache Corp., Senior Notes	5.100%	9/1/40	3,068,000	2,729,940
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,650,000	1,732,896 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	3,810,000	3,290,334 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	2,520,000	2,505,254
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	5,550,000	4,967,397
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	3,030,000	3,234,893 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	112,704 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	8,620,000	8,497,672
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	170,828
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	728,004
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,250,000	1,116,943
Ecopetrol SA, Senior Notes	4.625%	11/2/31	9,720,000	8,350,940
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,170,341 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	599,103 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	7,010,000	7,178,415 (b)(c)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	920,000	1,047,690
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	3,770,000	3,897,326
EQT Corp., Senior Notes	3.900%	10/1/27	2,000,000	1,966,834
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	182,220
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	280,000	282,804 (a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,240,000	2,231,275 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	350,495
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,070,000	1,057,932
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	9,339,000	9,703,100
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	3,970,000	4,274,967
ONEOK Inc., Senior Notes	5.550%	11/1/26	1,330,000	1,360,550
ONEOK Inc., Senior Notes	5.650%	11/1/28	2,090,000	2,185,469
ONEOK Inc., Senior Notes	5.800%	11/1/30	710,000	756,249
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	4,420,000	3,749,704
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,843,916
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,843,755 (a)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,506,440
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	7,580,000	$7,257,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	660,000	677,211
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,830,000	2,811,020
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	440,000	414,388
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,626,522 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,490,000	1,523,319 (a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	25,640,000	23,305,537
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	173,412
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,290,000	2,357,786

Total Energy				128,772,752
Financials — 1.5%
Banks — 1.0%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,840,000	2,702,476 (c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,900,000	3,984,148 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	2,050,000	2,214,017 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	699,347 (a)(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	1,860,000	1,936,527 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	600,000	604,038 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,120,000	1,149,645 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,040,000	1,090,240 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	240,000	256,353 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	780,000	765,321 (c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,550,000	1,422,011
Total Banks				16,824,123
Capital Markets — 0.3%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	480,000	524,947 (c)
UBS AG, Senior Notes	7.500%	2/15/28	1,860,000	2,043,474
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	782,344 (a)(b)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,125,308 (a)(c)
Total Capital Markets				4,476,073
Financial Services — 0.1%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,510,000	2,661,579 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,190,000	$2,300,298

Total Financials				26,262,073
Health Care — 3.6%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.950%	3/15/31	520,000	540,838
AbbVie Inc., Senior Notes	5.050%	3/15/34	720,000	752,330
Total Biotechnology				1,293,168
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,630,000	2,713,059 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	1,290,000	1,327,538 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	1,270,000	1,309,730 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	1,620,000	1,678,271 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	1,310,000	1,357,970 (a)
Total Health Care Equipment & Supplies				8,386,568
Health Care Providers & Services — 0.6%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	3,460,000	3,458,862 (a)
HCA Inc., Senior Notes	3.500%	9/1/30	6,160,000	5,806,833
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	188,962
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,456
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	580,000	639,308 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	948,894 (a)
Total Health Care Providers & Services				11,054,315
Pharmaceuticals — 2.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	506,881 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	680,512 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	3,960,000	2,429,756 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	172,734 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	1,211,522 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	342,830 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	670,000	701,752
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,820,000	1,920,017
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	460,000	487,676
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	330,000	349,992
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,640,000	1,677,195
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	800,000	812,863
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	244,188
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,290,000	1,318,984
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	30,410,000	30,019,523
Total Pharmaceuticals				42,876,425

Total Health Care				63,610,476
Industrials — 3.1%
Aerospace & Defense — 0.6%
Boeing Co., Senior Notes	5.705%	5/1/40	780,000	761,546
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	450,000	466,482
RTX Corp., Senior Notes	6.000%	3/15/31	910,000	990,058
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	4.500%	6/1/42	2,010,000	$1,870,952
RTX Corp., Senior Notes	3.030%	3/15/52	1,010,000	706,479
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	350,000	361,539 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,990,000	4,225,057 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,700,000	1,772,406 (a)
Total Aerospace & Defense				11,154,519
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	70,000	64,762 (a)
Commercial Services & Supplies — 0.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	20,000	19,112
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,510,000	2,635,706 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,000,000	1,026,867
Total Commercial Services & Supplies				3,681,685
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,640,000	1,707,770
Passenger Airlines — 1.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	810,000	859,928 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,471,250	2,456,614 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	4,310,000	4,306,169 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,371,500	3,415,950 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	2,700,931 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	4,323,003 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,046,000	3,912,154 (a)
Total Passenger Airlines				21,974,749
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,100,404 (a)
Trading Companies & Distributors — 0.8%
Air Lease Corp., Senior Notes	5.300%	2/1/28	790,000	811,804
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	9,760,000	9,695,305
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,856,400
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	100,000	103,470 (a)
Total Trading Companies & Distributors				14,466,979

Total Industrials				54,150,868
Information Technology — 0.5%
Communications Equipment — 0.2%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,980,000	1,665,675 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,675,864 (a)
Total Communications Equipment				3,341,539
IT Services — 0.0%††
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	960,000	1,003,019 (a)
Semiconductors & Semiconductor Equipment — 0.2%
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,330,000	1,356,390 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	5.125%	2/10/30	1,000,000	$1,022,025
Micron Technology Inc., Senior Notes	5.875%	2/9/33	470,000	502,195
Total Semiconductors & Semiconductor Equipment				2,880,610
Software — 0.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	1,720,000	1,310,577

Total Information Technology				8,535,745
Materials — 2.5%
Chemicals — 1.4%
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,598,690 (a)
OCP SA, Senior Notes	6.750%	5/2/34	8,100,000	8,710,416 (a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,778,913 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	6,640,000	6,290,565 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	2,650,000	2,243,466 (a)
Total Chemicals				24,622,050
Metals & Mining — 0.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,580,000	1,795,680
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,310,000	1,390,164 (a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	1,610,000	1,609,598
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	6,230,000	6,262,772
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	244,401
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,154,000	1,275,808
Total Metals & Mining				12,578,423
Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	6,620,000	6,104,531

Total Materials				43,305,004
Real Estate — 0.2%
Diversified REITs — 0.1%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	975,000	963,240 (a)
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,670,000	2,669,629

Total Real Estate				3,632,869
Total Corporate Bonds & Notes (Cost — $548,051,720)				528,832,659
Mortgage-Backed Securities — 27.7%
FNMA — 19.3%
Federal National Mortgage Association (FNMA)	2.000%	10/1/54	186,200,000	153,963,918 (d)
Federal National Mortgage Association (FNMA)	2.500%	10/1/54	67,900,000	58,619,486 (d)
Federal National Mortgage Association (FNMA)	3.000%	10/1/54	66,300,000	59,514,533 (d)
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	64,300,000	65,054,608 (d)
Total FNMA				337,152,545
GNMA — 8.4%
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	38,670,114	33,808,864
Government National Mortgage Association (GNMA) II	4.500%	9/20/52	2,051,030	2,033,463
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	788,031	799,595
Government National Mortgage Association (GNMA) II	2.000%	10/20/54	67,000,000	56,819,066 (d)
Government National Mortgage Association (GNMA) II	3.500%	10/20/54	21,700,000	20,389,428 (d)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	10/20/54	2,900,000	$2,863,809 (d)
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	21,500,000	21,537,784 (d)
Government National Mortgage Association (GNMA) II	5.500%	10/20/54	9,300,000	9,391,009 (d)
Total GNMA				147,643,018

Total Mortgage-Backed Securities (Cost — $489,494,878)				484,795,563
Sovereign Bonds — 17.7%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,270,000	2,716,389 (e)
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	4,173,229	2,535,237
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	8,511,433	4,074,848 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	134,876	64,572 (e)
Total Argentina				6,674,657
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	690,000	650,221 (e)
Brazil — 2.0%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	31,461,000 BRL	4,996,813
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	65,000,000 BRL	11,421,936
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	116,857,000 BRL	19,035,489
Total Brazil				35,454,238
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	5,780,000	3,999,309
Egypt — 0.3%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	5,610,000	4,871,315 (e)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	2,270,000	1,567,676 (e)
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,960,000	2,794,971 (e)
Jamaica — 0.3%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	843,000,000 JMD	5,715,444
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	2,390,000	2,419,875 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	8,310,000	6,817,482 (a)
Total Kenya				9,237,357
Mexico — 11.3%
Mexican Bonos, Bonds	8.000%	11/7/47	1,219,700,000 MXN	52,443,446
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,718,650,000 MXN	78,381,851
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,579,171,500 MXN	66,977,503
Total Mexico				197,802,800
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	3,490,000	3,173,871 (a)
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	2,580,000	2,364,291 (a)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	2,780,000	1,570,901 *(e)(f)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Supranational — 1.7%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	2,338,000,000 INR	$28,673,719
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	0	0 (e)(g)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	724,538	246,116 (e)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	532,422	238,093 (e)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	612,286	268,908 (e)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	1,242,318	543,514 (e)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	270,238	117,250 (e)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	1,774,740	766,821 (e)
Total Ukraine				2,180,702

Total Sovereign Bonds (Cost — $328,597,333)				309,447,861
Collateralized Mortgage Obligations(h) — 14.8%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.329%	6/25/47	2,593,308	2,203,213 (c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.086%	10/15/38	3,235,000	3,054,613 (a)(c)
Banc of America Funding Corp., 2015-R3 1A2	3.594%	3/27/36	12,663,214	10,467,225 (a)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	5.179%	5/26/37	7,493,234	6,493,714 (a)(c)
Banc of America Funding Trust, 2015-R2 9A2	4.205%	3/27/36	10,544,617	8,798,609 (a)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	20,110,000	18,871,455
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	3.720%	11/26/36	1,275,212	1,290,290 (a)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.635%	1/26/36	8,677,617	7,969,567 (a)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.043%	4/15/34	3,210,000	3,110,149 (a)(c)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	6,847,863	5,900,285 (a)(c)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	5.941%	10/15/36	1,829,019	1,817,496 (a)(c)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	6.061%	11/15/38	7,303,331	7,266,780 (a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.101%	10/15/38	7,000,000	6,902,606 (a)(c)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	5.847%	10/15/26	4,799,674	4,760,437 (a)(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	11,200,000	10,492,160
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	707,068 (c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	3.047%	4/15/36	1,956,552	347,346 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. Term SOFR + 1.634%)	6.731%	11/15/38	7,491,280	7,437,937 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.780%	10/25/33	3,980,000	4,483,331 (a)(c)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.145%	5/25/43	8,471,628	$10,331,145 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.495%	9/25/31	9,246,486	9,827,308 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.380%	10/25/41	8,870,000	9,149,914 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.430%	12/25/41	2,700,000	2,790,698 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.363%	6/25/43	4,140,000	4,347,693 (a)(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.187%	5/16/55	2,128,884	13,167 (c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	6.074%	11/26/37	12,304,541	11,600,323 (a)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.844%	11/15/32	10,000,000	9,799,380 (a)(c)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,723,307 (a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.509%	11/25/36	16,730,046	14,145,709 (c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.623%	11/15/47	3,940,000	2,993,924 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.754%)	8.851%	6/15/38	7,960,000	4,951,017 (a)(c)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.514%	8/15/38	9,918,548	9,688,708 (a)(c)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (a)(c)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	7.397%	2/15/39	3,130,000	2,897,619 (a)(c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	2,740,000	3,025,174 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	5,712,128 (c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	6,961,872 (a)
NYO Commercial Mortgage Trust, 2021-1290 C (1 mo. Term SOFR + 2.109%)	7.206%	11/15/38	8,030,000	7,571,767 (a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.061%	11/27/31	2,862,321	2,873,871 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	648,959	583,569 (a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. Term SOFR + 1.614%)	6.923%	12/26/37	15,006,722	12,001,902 (a)(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%, 5.519% floor)	5.519%	5/25/37	3,972,635	2,890,061 (c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.611%	5/15/38	7,960,000	7,298,975 (a)(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. Term SOFR + 6.986%)	2.131%	7/25/36	18,874,810	1,015,019 (c)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,238,122

Total Collateralized Mortgage Obligations (Cost — $268,554,597)				258,806,735
U.S. Government & Agency Obligations — 6.6%
U.S. Government Obligations — 6.6%
U.S. Treasury Bonds	4.375%	8/15/43	9,880,000	10,162,313 (i)
U.S. Treasury Bonds	4.750%	11/15/43	31,820,000	34,334,526 (i)(j)
U.S. Treasury Bonds	4.500%	2/15/44	4,360,000	4,550,750
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000	$2,275,781
U.S. Treasury Bonds	4.125%	8/15/53	6,003,000	5,979,785
U.S. Treasury Bonds	4.250%	2/15/54	14,500,000	14,780,938 (j)
U.S. Treasury Bonds	4.625%	5/15/54	1,300,000	1,410,398
U.S. Treasury Notes	4.000%	8/31/26	210,000	210,320
U.S. Treasury Notes	4.250%	2/28/31	23,000,000	23,790,625 (k)
U.S. Treasury Notes	3.500%	9/30/31	17,540,000	17,508,483
U.S. Treasury Notes	3.875%	8/15/34	380,000	382,702

Total U.S. Government & Agency Obligations (Cost — $109,849,273)				115,386,621
Senior Loans — 4.9%
Communication Services — 0.4%
Entertainment — 0.3%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.291%	4/29/26	5,106,492	5,116,986 (c)(l)(m)
Media — 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.460%	9/18/26	997,834	998,706 (c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.711%	1/31/28	1,116,685	1,070,153 (c)(l)(m)
Total Media				2,068,859

Total Communication Services				7,185,845
Consumer Discretionary — 1.2%
Automobile Components — 0.1%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.345%	5/6/30	2,812,950	2,817,648 (c)(l)(m)
Hotels, Restaurants & Leisure — 0.8%
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.095%	8/17/28	3,562,918	3,575,531 (c)(l)(m)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	2,443,860	2,447,489 (c)(l)(m)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	7.595%	2/6/30	727,650	729,069 (c)(l)(m)
Entain Holdings Ltd., USD Term Loan Facility B (6 mo. Term SOFR + 2.600%)	7.864%	3/29/27	1,293,833	1,299,895 (c)(l)(m)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.333%	4/14/29	3,316,919	3,320,169 (c)(l)(m)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.845%	7/18/31	2,202,303	2,192,282 (c)(l)(m)
Total Hotels, Restaurants & Leisure				13,564,435
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan	7.241-7.345%	6/11/31	5,010,000	4,940,085 (c)(l)(m)

Total Consumer Discretionary				21,322,168
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	4,015,983	4,013,574 (c)(l)(m)

Financials — 0.9%
Capital Markets — 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.604%	3/5/29	1,584,458	1,573,073 (c)(l)(m)
Financial Services — 0.6%
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.095%	7/29/30	2,031,122	2,032,158 (c)(l)(m)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	4/9/27	2,823,476	$2,770,000 (c)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.354%	11/6/28	2,500,000	2,517,187 (c)(l)(m)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.595%	6/24/31	2,939,894	2,937,395 (c)(l)(m)
Total Financial Services				10,256,740
Insurance — 0.2%
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.210%	2/19/28	1,099,718	1,099,201 (c)(l)(m)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.210%	7/31/27	1,494,246	1,475,778 (c)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.195%	8/21/28	617,654	609,491 (c)(l)(m)
Total Insurance				3,184,470

Total Financials				15,014,283
Health Care — 0.8%
Health Care Providers & Services — 0.4%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.402%	11/15/27	2,876,619	2,801,107 (c)(l)(m)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.095%	2/21/31	591,972	591,046 (c)(l)(m)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.095%	5/30/31	3,590,000	3,583,269 (c)(l)(m)
Total Health Care Providers & Services				6,975,422
Pharmaceuticals — 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.704%	10/1/27	4,811,874	4,592,333 (c)(l)(m)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	7.095%	5/5/28	2,722,089	2,722,334 (c)(l)(m)
Total Pharmaceuticals				7,314,667

Total Health Care				14,290,089
Industrials — 0.8%
Building Products — 0.1%
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.095%	3/19/29	1,046,878	1,048,302 (c)(l)(m)
Commercial Services & Supplies — 0.5%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.960%	7/30/29	1,780,370	1,788,444 (c)(l)(m)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.695%	5/12/28	1,975,900	1,958,858 (c)(l)(m)
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	6.845%	1/3/29	2,570,608	2,571,919 (c)(l)(m)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.597%	2/1/29	2,949,319	2,952,637 (c)(l)(m)
Total Commercial Services & Supplies				9,271,858
Construction & Engineering — 0.2%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.595%	7/1/31	2,981,950	2,979,669 (c)(l)(m)
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.032%	10/20/27	761,351	776,387 (c)(l)(m)

Total Industrials				14,076,216
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.5%
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.345%	7/2/29	3,205,494	$3,210,495 (c)(l)(m)
Software — 0.3%
Avolon TLB Borrower 1 US LLC, Term Loan B6 (1 mo. Term SOFR + 2.000%)	6.961%	6/22/28	2,377,734	2,385,438 (c)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	10/16/26	2,512,630	2,444,324 (c)(l)(m)
Total Software				4,829,762

Total Information Technology				8,040,257
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	6.695%	9/7/27	2,057,719	2,061,865 (c)(l)(m)

Total Senior Loans (Cost — $85,840,352)				86,004,297
Asset-Backed Securities — 1.6%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.569%	7/25/36	12,297,473	11,075,428 (a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.469%	10/25/37	7,033,673	7,155,618 (a)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	5.269%	8/25/36	14,177,372	5,658,994 (c)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)	6.319%	1/25/35	1,549,719	1,646,732 (a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.914%	12/25/35	2,980,000	2,868,465 (c)

Total Asset-Backed Securities (Cost — $33,381,475)				28,405,237
U.S. Treasury Inflation Protected Securities — 1.4%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,290,943	1,168,366
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	23,832,566	23,006,033

Total U.S. Treasury Inflation Protected Securities (Cost — $24,805,522)				24,174,399
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.4%
Exchange-Traded Purchased Options — 0.3%
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	10/25/24	1,654	1,654,000	542,718
U.S. Treasury 5-Year Notes Futures, Call @ $110.500	10/25/24	822	822,000	199,078
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	11/22/24	610	610,000	605,235
U.S. Treasury 5-Year Notes Futures, Put @ $110.250	10/11/24	1,032	1,032,000	636,938
U.S. Treasury 10-Year Notes Futures, Call @ $114.500	10/25/24	1,149	1,149,000	664,265
U.S. Treasury 10-Year Notes Futures, Call @ $114.750	10/25/24	425	425,000	205,859
U.S. Treasury 10-Year Notes Futures, Call @ $115.000	10/25/24	422	422,000	164,844
U.S. Treasury 10-Year Notes Futures, Call @ $115.500	10/25/24	39	39,000	9,750
U.S. Treasury 10-Year Notes Futures, Put @ $115.000	10/25/24	329	329,000	364,985
U.S. Treasury Bond Futures, Put @ $123.500	10/25/24	616	616,000	625,625
U.S. Treasury Bond Futures, Put @ $124.000	10/25/24	359	359,000	443,141
U.S. Treasury Bond Futures, Put @ $125.000	10/25/24	326	326,000	575,594
U.S. Treasury Bond Futures, Put @ $126.000	10/25/24	34	34,000	82,344

Total Exchange-Traded Purchased Options (Cost — $5,828,352)				5,120,376
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.1%
U.S. Dollar/Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	71,378,000	71,378,000	$1,039,955
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.182CNY	Morgan Stanley & Co. Inc.	11/25/24	48,429,000	48,429,000	77,210
U.S. Dollar/Euro, Call @ $1.093	JPMorgan Chase & Co.	10/11/24	77,810,000	77,810,000	30,328

Total OTC Purchased Options (Cost — $949,537)					1,147,493

Total Purchased Options (Cost — $6,777,889)					6,267,869
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes		3.875%	7/2/40	184,535,613 UYU	4,613,978
Uruguay Government International Bond, Senior Notes		3.400%	5/16/45	1,055,964 UYU	24,786

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $4,764,388)					4,638,764
Total Investments before Short-Term Investments (Cost — $1,900,117,427)					1,846,760,005
Short-Term Investments — 15.7%
U.S. Treasury Bills — 15.5%
U.S. Cash Management Bill		4.754%	11/7/24	70,010,000	69,673,234 (n)
U.S. Treasury Bills		4.679%	10/22/24	1,770,000	1,765,141 (n)
U.S. Treasury Bills		4.712%	10/31/24	44,870,000	44,695,362 (n)
U.S. Treasury Bills		4.751%	11/19/24	44,870,000	44,586,367 (n)
U.S. Treasury Bills		4.438%	3/27/25	113,370,000	111,001,040 (n)

Total U.S. Treasury Bills (Cost — $271,727,269)					271,721,144
				Shares
Overnight Deposits — 0.2%
BNY Mellon Cash Reserve Fund (Cost — $3,714,195)		1.600%		3,714,195	3,714,195 (o)

Total Short-Term Investments (Cost — $275,441,464)					275,435,339
Total Investments — 121.3% (Cost — $2,175,558,891)					2,122,195,344
Liabilities in Excess of Other Assets — (21.3)%					(372,675,414)
Total Net Assets — 100.0%					$1,749,519,930

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Fund held TBA securities with a total cost of $452,736,985.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)	The coupon payment on this security is currently in default as of September 30, 2024.
(g)	Value is less than $1.
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Rate shown represents yield-to-maturity.
(o)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CNY	—	Chinese Yuan Renminbi
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At September 30, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	2,149	$5,372,500	$(67,156)
U.S. Treasury 5-Year Notes Futures, Call	10/25/24	112.250	1,926	1,926,000	(45,142)
U.S. Treasury 5-Year Notes Futures, Call	11/22/24	111.500	983	983,000	(261,109)
U.S. Treasury 5-Year Notes Futures, Put	10/25/24	108.000	1,366	1,366,000	(42,688)
U.S. Treasury 5-Year Notes Futures, Put	11/22/24	109.250	1,032	1,032,000	(524,063)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	115.750	850	850,000	(172,656)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	$116.000	844	$844,000	$(131,875)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	117.000	1,380	1,380,000	(86,250)
U.S. Treasury 10-Year Notes Futures, Call	10/25/24	117.500	660	660,000	(30,938)
U.S. Treasury 10-Year Notes Futures, Put	11/22/24	112.500	686	686,000	(343,000)
U.S. Treasury Bond Futures, Call	11/22/24	131.000	430	430,000	(174,687)
U.S. Treasury Bond Futures, Put	10/25/24	121.000	747	747,000	(221,766)
U.S. Treasury Bond Futures, Put	11/22/24	117.000	430	430,000	(161,250)
U.S. Treasury Bond Futures, Put	11/22/24	121.000	818	818,000	(920,250)
Total Exchange-Traded Written Options (Premiums received — $6,132,616)					$(3,182,830)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	415	6/25	$99,261,621	$100,103,187	$841,566
3-Month SOFR	7,650	3/26	1,838,727,264	1,855,125,000	16,397,736
Australian Dollar	221	12/24	14,718,711	15,303,145	584,434
U.S. Treasury 5-Year Notes	7,163	12/24	788,137,495	787,090,568	(1,046,927)
U.S. Treasury Long-Term Bonds	2,830	12/24	353,581,088	351,450,625	(2,130,463)
United Kingdom Long Gilt Bonds	624	12/24	82,443,438	82,115,897	(327,541)
					14,318,805
Contracts to Sell:
Japanese 10-Year Bonds	139	12/24	139,735,111	139,894,591	(159,480)
U.S. Treasury 2-Year Notes	3,257	12/24	675,293,992	678,244,806	(2,950,814)
U.S. Treasury 10-Year Notes	3,047	12/24	348,116,626	348,214,969	(98,343)
U.S. Treasury Ultra 10-Year Notes	1,284	12/24	151,815,381	151,893,194	(77,813)
U.S. Treasury Ultra Long-Term Bonds	2,047	12/24	273,793,874	272,442,906	1,350,968
					(1,935,482)
Net unrealized appreciation on open futures contracts					$12,383,323

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	74,020,000	USD	13,229,298	Citibank N.A.	10/2/24	$354,632
USD	13,586,388	BRL	74,020,000	Citibank N.A.	10/2/24	2,458
BRL	502,674,331	USD	91,172,706	Goldman Sachs Group Inc.	10/2/24	1,076,592
BRL	576,694,331	USD	105,852,376	Goldman Sachs Group Inc.	10/2/24	(19,148)
USD	92,265,988	BRL	502,674,331	Goldman Sachs Group Inc.	10/2/24	16,690
USD	105,255,399	BRL	576,694,331	Goldman Sachs Group Inc.	10/2/24	(577,829)
EUR	22,759,000	USD	25,097,942	JPMorgan Chase & Co.	10/15/24	252,444
AUD	18,214,304	USD	12,376,018	Bank of America N.A.	10/18/24	220,208
EUR	40,000	USD	44,498	Bank of America N.A.	10/18/24	62
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,270,000	USD	5,896,424	Bank of America N.A.	10/18/24	$(25,562)
EUR	6,890,000	USD	7,711,198	Bank of America N.A.	10/18/24	(35,632)
EUR	9,260,000	USD	10,041,081	Bank of America N.A.	10/18/24	274,702
EUR	36,930,000	USD	41,051,111	Bank of America N.A.	10/18/24	89,481
USD	5,029,060	EUR	4,630,000	Bank of America N.A.	10/18/24	(128,832)
USD	7,901,435	EUR	7,110,000	Bank of America N.A.	10/18/24	(19,215)
USD	9,151,625	EUR	8,360,000	Bank of America N.A.	10/18/24	(161,544)
USD	21,748,227	EUR	19,910,000	Bank of America N.A.	10/18/24	(431,821)
USD	86,520,086	EUR	79,536,027	Bank of America N.A.	10/18/24	(2,084,281)
USD	41,231,873	MXN	751,920,933	Bank of America N.A.	10/18/24	3,152,830
CHF	9,880,000	USD	11,717,297	BNP Paribas SA	10/18/24	(18,368)
NOK	45,150,000	USD	4,090,980	BNP Paribas SA	10/18/24	188,297
NOK	76,710,000	USD	6,965,106	BNP Paribas SA	10/18/24	305,400
NOK	86,470,000	USD	7,852,750	BNP Paribas SA	10/18/24	342,801
NOK	90,000,000	USD	8,180,193	BNP Paribas SA	10/18/24	349,928
NOK	90,020,000	USD	8,172,818	BNP Paribas SA	10/18/24	359,198
USD	38,911,807	AUD	57,284,321	BNP Paribas SA	10/18/24	(703,557)
USD	16,791,688	CHF	14,360,000	BNP Paribas SA	10/18/24	(212,017)
USD	7,808,438	NOK	83,500,000	BNP Paribas SA	10/18/24	(105,618)
AUD	12,130,000	USD	8,146,423	Citibank N.A.	10/18/24	242,161
AUD	41,710,000	USD	27,309,567	Citibank N.A.	10/18/24	1,535,269
AUD	101,055,723	USD	68,394,412	Citibank N.A.	10/18/24	1,491,365
CAD	1,860,000	USD	1,353,420	Citibank N.A.	10/18/24	22,438
CAD	2,520,000	USD	1,831,538	Citibank N.A.	10/18/24	32,528
CAD	12,510,000	USD	9,085,310	Citibank N.A.	10/18/24	168,442
CAD	15,750,000	USD	11,462,448	Citibank N.A.	10/18/24	187,960
INR	2,305,139,626	USD	27,523,727	Citibank N.A.	10/18/24	(39,360)
JPY	1,375,380,000	USD	9,626,989	Citibank N.A.	10/18/24	(32,187)
JPY	11,928,908,330	USD	75,340,394	Citibank N.A.	10/18/24	7,876,979
USD	5,565,768	AUD	8,270,000	Citibank N.A.	10/18/24	(153,407)
USD	5,565,874	AUD	8,280,000	Citibank N.A.	10/18/24	(160,217)
USD	6,001,923	AUD	8,890,000	Citibank N.A.	10/18/24	(146,017)
USD	7,425,971	AUD	10,920,000	Citibank N.A.	10/18/24	(125,829)
USD	17,082,401	AUD	25,170,000	Citibank N.A.	10/18/24	(324,085)
USD	8,589,972	CAD	11,680,000	Citibank N.A.	10/18/24	(49,823)
USD	8,591,299	CAD	11,680,000	Citibank N.A.	10/18/24	(48,496)
USD	9,243,444	CAD	12,544,000	Citibank N.A.	10/18/24	(35,459)
USD	9,526,698	CAD	12,940,000	Citibank N.A.	10/18/24	(45,129)
USD	14,741,914	CAD	20,108,604	Citibank N.A.	10/18/24	(132,591)
USD	7,196,815	EUR	6,580,000	Citibank N.A.	10/18/24	(133,407)
USD	7,202,257	EUR	6,580,000	Citibank N.A.	10/18/24	(127,965)
USD	1,787,464	JPY	279,490,000	Citibank N.A.	10/18/24	(162,289)
USD	1,842,812	JPY	288,030,000	Citibank N.A.	10/18/24	(166,517)
USD	2,331,746	JPY	354,510,000	Citibank N.A.	10/18/24	(141,355)
USD	2,405,403	JPY	350,205,000	Citibank N.A.	10/18/24	(37,666)
USD	2,968,170	JPY	449,900,000	Citibank N.A.	10/18/24	(170,382)
USD	3,785,124	JPY	585,830,000	Citibank N.A.	10/18/24	(301,691)
USD	3,907,713	JPY	592,480,000	Citibank N.A.	10/18/24	(225,493)
USD	4,624,401	JPY	701,930,000	Citibank N.A.	10/18/24	(272,340)
USD	5,550,662	JPY	855,180,000	Citibank N.A.	10/18/24	(415,167)
USD	5,950,600	JPY	931,620,000	Citibank N.A.	10/18/24	(548,483)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,374,596	JPY	997,980,000	Citibank N.A.	10/18/24	$(587,422)
USD	7,209,020	JPY	1,110,680,000	Citibank N.A.	10/18/24	(539,206)
CHF	9,950,000	USD	11,837,614	Goldman Sachs Group Inc.	10/18/24	(55,799)
CHF	13,950,000	USD	16,578,624	Goldman Sachs Group Inc.	10/18/24	(60,400)
CHF	15,010,000	USD	17,830,796	Goldman Sachs Group Inc.	10/18/24	(57,424)
NOK	23,653,882	USD	2,156,973	Goldman Sachs Group Inc.	10/18/24	84,922
NOK	35,710,000	USD	3,231,285	Goldman Sachs Group Inc.	10/18/24	153,277
NOK	35,870,000	USD	3,257,891	Goldman Sachs Group Inc.	10/18/24	141,836
NOK	90,040,000	USD	8,177,793	Goldman Sachs Group Inc.	10/18/24	356,118
USD	9,996,084	AUD	14,810,000	Goldman Sachs Group Inc.	10/18/24	(245,873)
USD	10,680,366	AUD	16,110,000	Goldman Sachs Group Inc.	10/18/24	(460,615)
USD	1,836,380	CHF	1,610,000	Goldman Sachs Group Inc.	10/18/24	(70,025)
USD	2,202,334	CHF	1,930,000	Goldman Sachs Group Inc.	10/18/24	(82,983)
USD	18,088,345	CHF	15,840,000	Goldman Sachs Group Inc.	10/18/24	(667,832)
USD	87,232,136	CHF	77,533,231	Goldman Sachs Group Inc.	10/18/24	(4,575,123)
USD	9,402,646	GBP	7,240,000	Goldman Sachs Group Inc.	10/18/24	(276,795)
USD	81,911,924	GBP	63,801,439	Goldman Sachs Group Inc.	10/18/24	(3,386,727)
USD	17,433,238	MXN	331,360,000	Goldman Sachs Group Inc.	10/18/24	652,388
USD	4,910,049	NOK	52,790,000	Goldman Sachs Group Inc.	10/18/24	(93,340)
USD	6,150,076	NOK	65,760,000	Goldman Sachs Group Inc.	10/18/24	(82,598)
USD	8,586,455	NOK	92,520,000	Goldman Sachs Group Inc.	10/18/24	(182,508)
USD	12,386,411	NOK	132,750,000	Goldman Sachs Group Inc.	10/18/24	(195,516)
USD	13,725,464	NOK	146,300,000	Goldman Sachs Group Inc.	10/18/24	(140,720)
CNH	128,010,000	USD	18,344,667	JPMorgan Chase & Co.	10/18/24	(47,455)
CNH	149,960,000	USD	21,226,933	JPMorgan Chase & Co.	10/18/24	207,719
CNH	194,320,000	USD	27,525,639	JPMorgan Chase & Co.	10/18/24	249,645
CNH	302,570,000	USD	42,849,700	JPMorgan Chase & Co.	10/18/24	398,383
JPY	1,648,820,000	USD	11,535,712	JPMorgan Chase & Co.	10/18/24	(33,362)
MXN	96,372,000	USD	4,953,802	JPMorgan Chase & Co.	10/18/24	(73,297)
MXN	183,109,828	USD	9,442,447	JPMorgan Chase & Co.	10/18/24	(169,335)
USD	9,879,836	CAD	13,410,000	JPMorgan Chase & Co.	10/18/24	(39,655)
USD	346,084	CNH	2,470,000	JPMorgan Chase & Co.	10/18/24	(6,967)
USD	31,965,122	CNH	226,550,000	JPMorgan Chase & Co.	10/18/24	(416,982)
USD	42,150,956	CNH	303,710,000	JPMorgan Chase & Co.	10/18/24	(1,260,074)
USD	99,328,653	CNH	719,258,645	JPMorgan Chase & Co.	10/18/24	(3,479,153)
USD	11,915,341	JPY	1,837,840,000	JPMorgan Chase & Co.	10/18/24	(905,633)
USD	5,651,997	MXN	101,850,000	JPMorgan Chase & Co.	10/18/24	494,073
USD	17,202,063	MXN	310,570,000	JPMorgan Chase & Co.	10/18/24	1,474,068
USD	19,439,646	MXN	377,113,584	JPMorgan Chase & Co.	10/18/24	341,728
USD	45,253,991	MXN	826,659,172	JPMorgan Chase & Co.	10/18/24	3,390,027
CAD	36,233,980	USD	26,230,562	JPMorgan Chase & Co.	10/31/24	580,646
USD	26,231,416	CAD	36,233,980	JPMorgan Chase & Co.	10/31/24	(579,792)
BRL	576,694,331	USD	104,879,830	Goldman Sachs Group Inc.	11/4/24	544,381
Net unrealized appreciation on open forward foreign currency contracts						$320,686

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	785,610,000BRL	1/2/29	BRL-CDI**	10.269%**	$(8,767,268)	—	$(8,767,268)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	1,482,510,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(3,374,856)	$297,008	$(3,671,864)
	1,560,270,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(3,587,338)	379,632	(3,966,970)
	559,855,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(30,543,202)	(8,561,391)	(21,981,811)
	106,415,000	5/15/48	3.150% annually	Daily SOFR Compound annually	4,489,108	13,458,581	(8,969,473)
Total					$(33,016,288)	$5,573,830	$(38,590,118)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$854,759,000	12/20/29	1.000% quarterly	$19,110,108	$19,214,676	$(104,568)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$65,894,300	12/20/29	5.000% quarterly	$(4,808,416)	$(4,843,740)	$35,324

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$72,874,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$3,005,578	—	$3,005,578

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.740%
BRL-CDI	10.650%
Daily SOFR Compound	4.960%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,971,993	6.14%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	7,407,750	4.56%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	3,684,480	2.27%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,814,174	3.58%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,815,956	2.97%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,692,400	3.51%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	12,377,886	7.62%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	5,201,775	3.20%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,976,856	3.07%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,195,263	1.97%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	4,704,400	2.90%
Ethiopia International Bond, 6.625% due 12/11/24	10,970,000	8,243,439	5.08%
Ghana Government International Bond, 7.625% due 5/16/29	3,200,000	1,595,822	0.98%
Ghana Government International Bond, 10.750% due 10/14/30	7,070,000	4,798,763	2.96%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,902,950	3.02%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	12,304,738	7.58%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,773,585	2.94%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,795,547	2.95%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,582,398	5.90%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,911,719	3.64%
Petroleos de Venezuela SA, 5.375% due 4/12/27	34,000,000	3,195,998	1.97%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	10,399,219	6.40%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,251,597	2.00%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	3,254,344	2.00%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,380,106	1.47%
Sri Lanka Government International Bond, 6.125% due 6/3/25	2,770,000	1,494,723	0.92%
Sri Lanka Government International Bond, 6.850% due 11/3/25	2,780,000	1,488,075	0.92%
Sri Lanka Government International Bond, 6.825% due 7/18/26	2,780,000	1,523,538	0.94%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	233,599	0.14%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	679,275	0.42%
Ukraine Government International Bond, 1.750% due 2/1/34	4,670,491	2,069,028	1.27%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	738,530	0.45%
Ukraine Government International Bond, 1.750% due 2/1/35	3,194,182	1,376,692	0.85%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	608,729	0.37%
Ukraine Government International Bond, 1.750% due 2/1/36	1,966,168	837,981	0.52%
Zambia Government International Bond, 5.750% due 6/30/33	3,176,850	2,350,853	1.45%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	1,736,482	1.07%
Total		162,370,663	100.00%
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$528,832,659	—	$528,832,659
Mortgage-Backed Securities	—	484,795,563	—	484,795,563
Sovereign Bonds	—	309,447,861	—	309,447,861
Collateralized Mortgage Obligations	—	258,806,735	—	258,806,735
U.S. Government & Agency Obligations	—	115,386,621	—	115,386,621
Senior Loans	—	86,004,297	—	86,004,297
Asset-Backed Securities	—	28,405,237	—	28,405,237
U.S. Treasury Inflation Protected Securities	—	24,174,399	—	24,174,399
Purchased Options:
Exchange-Traded Purchased Options	$5,120,376	—	—	5,120,376
OTC Purchased Options	—	1,147,493	—	1,147,493
Non-U.S. Treasury Inflation Protected Securities	—	4,638,764	—	4,638,764
Total Long-Term Investments	5,120,376	1,841,639,629	—	1,846,760,005
Short-Term Investments†:
U.S. Treasury Bills	—	271,721,144	—	271,721,144
Overnight Deposits	—	3,714,195	—	3,714,195
Total Short-Term Investments	—	275,435,339	—	275,435,339
Total Investments	$5,120,376	$2,117,074,968	—	$2,122,195,344
Other Financial Instruments:
Futures Contracts††	$19,174,704	—	—	$19,174,704
Forward Foreign Currency Contracts††	—	$27,612,076	—	27,612,076
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	35,324	—	35,324
OTC Total Return Swaps	—	3,005,578	—	3,005,578
Total Other Financial Instruments	$19,174,704	$30,652,978	—	$49,827,682
Total	$24,295,080	$2,147,727,946	—	$2,172,023,026

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$3,182,830	—	—	$3,182,830
Futures Contracts††	6,791,381	—	—	6,791,381
Forward Foreign Currency Contracts††	—	$27,291,390	—	27,291,390
OTC Interest Rate Swaps	—	8,767,268	—	8,767,268
Centrally Cleared Interest Rate Swaps††	—	38,590,118	—	38,590,118
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	104,568	—	104,568
Total	$9,974,211	$74,753,344	—	$84,727,555

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report